Average Annual Total Returns - Artisan Global Value Fund	Investor 1-Year	Investor 5-Year	Investor 10-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions 10-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor 1-Year	Advisor 5-Year	Advisor 10-Year	Advisor Since Inception	Advisor Inception Date	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Since Inception	Institutional Inception Date	Institutional MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.48%	8.92%	9.44%	7.60%	Dec. 10, 2007	6.47%	8.32%	8.78%	7.04%	3.85%	6.96%	7.61%	6.14%	16.25%	12.26%	9.13%	5.60%	6.65%	9.08%		7.21%	Apr. 01, 2015	16.25%	12.26%		9.69%	6.70%	9.19%		10.55%	Jul. 17, 2012	16.25%	12.26%		11.22%